Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Activities
Income (loss) from continuing operations	$ 547,157	$ (1,652,855)	$ (118,097)
Items not involving cash
Amortization of equipment and patent	98,523	108,115	119,930
Share-based expense	13,969	165,510	129,490
Foreign exchange	(99,842)	(3,476)	893
Gain on repurchase of RSUs	(2,518)	(6,030)	(40,785)
Gain on revaluation of Derivative Warrant Liability	0	0	(3,665)
Write-off of inventory	0	588,505	214,225
Cash flows from (used in) operations before changes in working capital	562,325	(800,231)	301,991
Changes in working capital
Accounts receivable	418,971	26,902	317,078
Prepaid expenses and deposit	(55,306)	71,537	(33,037)
Inventory	835,980	(255,249)	556,043
Accounts payable and accrued liabilities	(1,359,999)	1,087,096	(90,164)
RSU	17,763	0	0
Income tax payable	(136,822)	58,000	(20,602)
Changes in non-cash working capital	(279,414)	988,286	729,319
Cash Operating Activities from Continuing Operations	282,912	188,055	1,031,310
Cash Operating Activities from Discontinued Operations	(173,587)	(581,933)	(1,306,561)
Cash Provided by (Used in) Operating Activities	109,325	(393,878)	(275,251)
Investing Activities
Acquisition of property, plant and equipment	0	(11,280)	0
Proceeds from sale of equipment	0	7,004	0
Cash Investing Activities from Continuing Operations	0	(4,276)	0
Cash Investing Activities from Discontinued Operations	114,269	(746,761)	(846,832)
Cash Used in Investing Activities	114,269	(751,037)	(846,832)
Financing Activities
Repurchase of RSUs	(34,250)	(32,625)	(25,288)
Cash Financing Activities from Continuing Operations	(34,250)	(32,625)	(25,288)
Cash Financing Activities from Discontinued Operations	(42,958)	(106,099)	(130,081)
Cash Provided by (Used in) Financing Activities	(77,208)	(138,724)	(155,369)
Foreign Exchange Effect on Cash	99,842	2,948	(1,154)
Inflow (Outflow) of Cash	246,228	(1,280,691)	(1,278,608)
Cash, Beginning of Period	153,147	1,433,838	2,712,446
Cash, End of Period	$ 399,375	$ 153,147	$ 1,433,838